Stock Option Plan and Stock-Based Compensation - Stock Options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options
Outstanding as of beginning of period (in shares)	26,998	22,454	26,347	5,947	6,389
Granted (in shares)	1,186	18,528	25,675	5,882
Exercised (in shares)	(203)	(50)	(67)	(151)
Forfeited or expired (in shares)	(332)	(1,971)	(5,208)	(6,173)
Outstanding as of end of period (in shares)	26,998	22,454	26,347	5,947
Options vested and expected to vest as of end of period (in shares)	26,998	22,454	26,347
Vested and exercisable as of end of period (in shares)	7,299	2,613	3,309
Weighted-Average Exercise Price
Outstanding as of beginning of period (in usd per share)	$ 0.27	$ 1.23	$ 1.23	$ 1.50
Granted (in usd per share)	5.40	0.22	0.20	0.80
Exercised (in usd per share)	1.40	0.80	0.80	1.05
Forfeited or expired (in usd per share)	0.33	0.80	0.55	1.39
Outstanding as of end of period (in usd per share)	0.48	0.32	0.27	$ 1.23
Options vested and expected to vest as of end of period (in usd per share)	0.48	0.32	0.27
Vested and exercisable as of end of period (in usd per share)	$ 0.51	$ 0.83	$ 0.77
Weighted-Average Remaining Contractual Term in years	8 years 8 months 12 days	9 years 6 months	9 years 3 months 18 days	8 years 1 month 6 days
Additional Disclosures
Aggregate intrinsic value of options outstanding	$ 156.2		$ 3.9	$ 0.1
Aggregate intrinsic value of options exercised	$ 0.2	$ 0.1	$ 0.0	$ 0.1
Weighted-average grant date fair value of options granted (in usd per share)	$ 2.91	$ 0.12	$ 0.11	$ 0.24
Grant date fair value of options vested	$ 0.7	$ 0.2	$ 0.3	$ 0.3
Share price (in usd per share)	$ 5.40		$ 0.33